OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

	Balance
	Current		Non-current
	12.31.2022	12.31.2021	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 17.1.1 - 3)	688,800	26,617	13,366,211	4,000,000
Bonds payable, net (1) (Note 17.2)	340,767,980	25,383,339	763,368,160	1,020,661,942
Bottle guaranty deposits	16,427,144	13,402,885	—	—
Derivative contract liabilities (Note 17.3)	2,317,577	758,663	112,175,058	—
Lease liabilities (Note 17.4.1 - 2)	7,100,579	8,191,535	15,892,629	16,387,030
Total	367,302,080	47,763,039	904,802,058	1,041,048,972

(1) Amounts net of issuance expenses and discounts related to issuance.

Schedule of the fair value of financial assets and liabilities

	Book value	Fair value	Book value	Fair value
Current	12.31.2022	12.31.2022	12.31.2021	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	291,681,987	291,681,987	304,312,020	304,312,020
Financial assets at fair value (1)	170,206,554	170,206,554	961,705	961,705
Trade debtors and other accounts receivable (2)	279,770,286	279,770,286	265,490,626	265,490,626
Accounts receivable related companies (2)	15,062,167	15,062,167	9,419,050	9,419,050
Bank liabilities (2)	688,800	107,114	26,617	111,992
Bonds payable (2)	340,767,980	339,666,507	25,383,339	26,774,799
Bottle guaranty deposits (2)	16,427,144	16,427,144	13,402,885	13,402,885
Forward contracts liabilities (see Note 22) (1)	2,317,577	2,317,577	758,663	758,663
Leasing agreements (2)	7,100,579	7,100,579	8,191,535	8,191,535
Accounts payable (2)	384,801,630	384,801,630	327,409,207	327,409,207
Accounts payable related companies (2)	90,248,067	90,248,067	56,103,461	56,103,461

Non-current	12.31.2022	12.31.2022	12.31.2021	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value (1)	75,297,737	75,297,737	281,337,127	281,337,127
Non-current accounts receivable (2)	539,920	539,920	126,464	126,464
Accounts receivable related companies (2)	109,318	109,318	98,940	98,940
Bank liabilities (2)	13,366,211	13,921,569	4,000,000	4,056,753
Bonds payable (2)	763,368,160	729,602,210	1,020,661,942	1,041,841,338
Leasing agreements (2)	15,892,629	15,892,629	16,387,030	16,387,030
Non-current accounts payable (2)	3,015,284	3,015,284	256,273	256,273
Derivative contracts liabilities (see Note 22) (1)	112,175,058	112,175,058	—	—
Accounts payable related companies (2)	10,354,296	10,354,296	11,557,723	11,557,723
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

Schedule of bank obligations, current

									Maturity		Total
Indebted Entity			Creditor Entity				Type of	Nominal	Up to	90 days to	At	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2022	12.31.2021
									ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	28,683	—	28,683	26,617
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	53,350	53,350	—
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	UF	At maturity	0.18%	21,207	—	21,207	—
91.144.000-8	Embotelladora Andina S.A.	Chile	97.023.000-9	Itaú Corpbanca	Chile	UF	At maturity	0.18%	585,560	—	585,560	—
Total											688,800	26,617

Schedule of bank obligations, non-current

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2022
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	CLP	Semiannually	9.49%	—	4,500,000	—	—	—	4,500,000
77.427.659-9	Re-Ciclar S.A.	Chile	97.018.000-1	Scotiabank Chile S.A.	Chile	UF	Semiannually	3.32%	—	4,866,211	—	—	—	4,866,211
													Total	13,366,211

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2021
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco Estado	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
													Total	4,000,000

Schedule of bonds payable

	Current		Non-current		Total
Composition of bonds payable	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds face value [1]	341,478,129	26,103,215	769,765,783	1,027,864,462	1,104,136,139	1,053,970,677

Schedule of current and noncurrent balances

		Current nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	unit	rate	maturity	payment	12.31.2022	12.31.2021	12.31.2022	12.31.2021
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	1,253,683	UF	6.50%	12.01.2026	Semiannually	10,513,470	8,769,787	28,795,438	34,515,188
CMF Registration 641 08.23.2010	C	1,227,273	UF	4.00%	08.15.2031	Semiannually	5,427,888	4,853,856	38,302,888	38,035,317
CMF Registration 760 08.20.2013	D	4,000,000	UF	3.80%	08.16.2034	Semiannually	1,967,995	1,737,109	140,443,920	123,966,960
CMF Registration 760 04.02.2014	E	3,000,000	UF	3.75%	03.01.2035	Semiannually	1,304,513	1,151,467	105,332,951	92,975,229
CMF Registration 912 10.10.2018	F	5,700,000	UF	2.83%	09.25.2039	Semiannually	1,491,144	1,316,202	200,132,586	176,652,918
Bonds USA 2023 10.01.2013	—	365,000,000	USD	5.00%	10.01.2023	Semiannually	316,293,761	3,853,898	—	308,311,850
Bonds USA 2050 01.01.2020	—	300,000,000	USD	3.95%	01.21.2050	Semiannually	4,479,358	4,420,896	256,758,000	253,407,000
						Total	341,478,129	26,103,215	769,765,783	1,027,864,462

Schedule of non-current maturities

		Year of maturity				Total Non-
		More than 1	More than 2	More than 3		current
	Series	up to 2	up to 3	up to 4	More than 5	12.31.2022
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	10,977,281	11,690,803	6,127,354	—	28,795,438
CMF Registration 641 08.23.2010	C	4,787,861	4,787,861	4,787,861	23,939,305	38,302,888
CMF Registration 760 08.20.2013	D	—	—	—	140,443,920	140,443,920
CMF Registration 760 04.02.2014	E	—	—	—	105,332,951	105,332,951
CMF Registration 912 10.10.2018	F	—	—	—	200,132,586	200,132,586
Bonds USA 2050	—	—	—	—	256,758,000	256,758,000
Total		15,765,142	16,478,664	10,915,215	726,606,762	769,765,783

Schedule of restrictions regarding bonds placed in the local market

12.31.2022
ThCh$
Average net financial debt last 4 quarters	566.228.101
Net financial debt	642.079.544
Unencumbered assets	2.739.790.315
Total unsecured liabilities	1.881.793.665
EBITDA LTM	463.623.280
Net financial expenses LTM	23.350.639

Schedule of current liabilities for leasing agreements

								Maturity		Total
Indebted entity		Creditor entity				Amortization	Nominal	Up to	90 days up to	at	at
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	90 days	1 year	12.31.2022	12.31.2021
								ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	255,231	814,197	1,069,428	873,321
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	29,490	91,801	121,291	180,136
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.10%	67,708	87,905	155,613	267,752
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	74,841	224,521	299,362	289,409
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	61,435	435,873	497,308	148,347
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	—	—	—	24,779
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	206,444	416,130	622,574	486,793
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	43,225	80,028	123,253	138,103
VJ S.A.	Chile	93.899.000-k	De Lage Landen Chile S.A.	Chile	USD	Linear	12.16%	145,000	443,820	588,820	558,872
Vital Aguas S.A.	Chile	76.389.720-6	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	Linear	7.50%	262,042	736,459	998,501	1,107,139
Envases Central S.A.	Chile	96.705.990-0	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	Linear	5.56%	602,887	—	602,887	2,364,977
Paraguay Refrescos S.A.	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	—	—	—	185,345
Transportes Polar S.A.	Chile	96.928.520-7	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	118,883	118,883	101,950
Embotelladora Andina S.A.	Chile	91.144.000-8	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	—	—	—	13,997
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	77,216	232,224	309,440	274,063
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.08%	106,674	71,128	177,802	376,446
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	230,716	702,187	932,903	800,106
Red de Transportes Comerciales S.A.	Chile	76.276.604-3	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	0.21%	119,510	363,004	482,514	—
									Total	7,100,579	8,191,535

Schedule of noncurrent liabilities for leasing agreements

							Maturity
Indebted entity		Creditor entity				Amortization	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	at
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2022
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	1,208,453	1,365,552	1,543,074	1,743,674	2,501,730	8,362,483
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	130,569	140,558	151,311	162,886	409,959	995,283
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Real estate	Brazil	BRL	Monthly	8.10%	57,105	8,702	—	—	—	65,807
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Leao Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	292,445	270,586	31,538	29,618	—	624,187
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	—	842,297	—	513,737	335,293	1,691,327
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	—	136,139	—	—	—	136,139
VJ S.A.	Chile	Foreign	De Lage Landen Chile S.A	Chile	USD	Monthly	12.16%	769,982	—	—	—		769,982
Transportes Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	—	355,952	—	—	—	355,952
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	195,393	—	—	—	195,393
Red de Transportes Comerciales S.A.	Chile	76.276.604-3	Inmobiliaria Ilog Avanza Park	Chile	UF	Monthly	0.21%	—	831,235	—	—	—	831,235
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	—	1,864,841	—	—	—	1,864,841
												Total	15,892,629

							Maturity
Indebted entity		Creditor entity				Type of	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	at
Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2021
								THCH$	THCH$	THCH$	THCH$	THCH$	THCH$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	986,852	1,115,143	1,260,112	1,423,926	3,917,596	8,703,629
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack|	Brazil	BRL	Monthly	7.39%	64,906	69,872	75,217	80,971	256,055	547,021
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	115,321	28,670	—	—	—	143,991
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	276,248	269,864	249,693	29,102	27,331	852,238
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	—	86,276	—	—	—	86,276
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	—	296,693	—	234,882	—	531,575
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	—	86,139	—	—	—	86,139
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	1,343,457	—	—	—	—	1,343,457
Vital Aguas S.A.	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	8.20%	602,887	—	—	—	—	602,887
Envases Central S.A.	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	9.00%	—	541,264	—	44,696	—	585,960
Paraguay Refrescos S.A.	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	—	212,945	—	64,460	—	277,405
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	156,942	—	—	—	156,942
Embotelladora Andina S.A.	Chile	76.178.360-2	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	—	1,670,939	—	798,571	—	2,469,510
												Total	16,387,030